Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	At June 30, 2023 and December 31, 2022, intangible assets consisted of the following:
	June 30,	December 31,
	2023	2022
Software	$69,817	$72,421
Application development	1,261,112	1,275,669
	1,330,929	1,348,090
Accumulated amortization	(632,476)	(415,091)
Intangible assets, net of accumulated amortization	$698,453	$932,999

Schedule of Estimates its Amortization Expense	Based on the carrying value of definite-lived intangible assets as of June 30, 2023, the Company estimates its amortization expense for following years will be as follows:
Amortization expense
Periods Ended June 30,
2024	$404,729
2025	263,266
2026	30,458
Total amortization expense	$698,453